Financial risk management and fair value estimates (Details 1)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Trade and other payables	$ 12,255,000,000		$ 9,912,000,000
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	46,380	$ 55,158
Borrowings	62,370	84,911
Finance lease obligations	5,352	6,838
Derivative financial instruments	1,226	3,721
Total	115,328	150,628
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	2,289	2,626
Borrowings	37,310	33,590
Finance lease obligations	5,690	6,051
Derivative financial instruments	46	418
Total	45,335	42,685
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	636
Borrowings	4,629	13,105
Finance lease obligations	7,081	16,059
Derivative financial instruments	0	0
Total	11,710	29,800
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	4,692	3,275
Finance lease obligations	4,447	1,917
Derivative financial instruments	0	0
Total	9,139	5,192
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	173	0
Borrowings	45,617	48,029
Finance lease obligations	87	5,418
Derivative financial instruments	0	123
Total	45,877	53,570
Agricultural Business [Member]
Statement [Line Items]
Trade and other payables	48,842	58,420
Borrowings	154,618	182,910
Finance lease obligations	22,657	36,283
Derivative financial instruments	1,272	4,262
Total	$ 227,389	$ 281,875